Cboe Vest S&P 500 Dividend Aristocrats Target Income ETF
Schedule of Investments
July 31, 2020 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Aerospace/Defense - 2.9%
6,031	General Dynamics Corporation^	$884,989
14,588	Raytheon Technologies Corporation^	826,848
		1,711,837
	Agriculture - 1.6%
21,513	Archer-Daniels-Midland Company^	921,402
	Apparel - 1.6%
15,117	V.F. Corporation^	912,462
	Beverages - 4.6%
13,316	Brown-Forman Corporation - Class B	923,331
18,674	Coca-Cola Company^	882,160
6,655	PepsiCo, Inc.^	916,127
		2,721,618
	Building Materials - 1.6%
34,067	Carrier Global Corporation^	927,985
	Chemicals - 9.0%
3,106	Air Products & Chemicals, Inc.^	890,273
10,403	Albemarle Corporation^	857,831
4,311	Ecolab, Inc.^	806,502
3,710	Linde plc^	909,358
8,190	PPG Industries, Inc.^	881,654
1,460	Sherwin-Williams Company^	945,963
		5,291,581
	Commercial Services - 4.5%
6,226	Automatic Data Processing, Inc.^	827,498
2,992	Cintas Corporation^	903,195
2,587	S&P Global, Inc.^	906,096
		2,636,789
	Cosmetics/Personal Care - 3.2%
12,184	Colgate-Palmolive Company^	940,605
7,189	Procter & Gamble Company^	942,622
		1,883,227
	Distribution/Wholesale - 1.5%
2,652	W.W. Grainger, Inc.^	905,737
	Diversified Financial Services - 3.2%
43,956	Franklin Resources, Inc.^	925,274
6,759	T. Rowe Price Group, Inc.^	933,418
		1,858,692
	Electric - 1.6%
11,981	Consolidated Edison, Inc.^	920,500
	Electrical Components & Equipment - 1.5%
14,291	Emerson Electric Company^	886,185
	Electronics - 1.6%
2,181	Roper Technologies, Inc.^	943,174
	Environmental Control - 1.6%
21,366	Pentair plc^	915,533
	Food - 4.6%
18,013	Hormel Foods Corporation^	916,141
4,679	McCormick & Company, Inc.^	911,937
16,482	Sysco Corporation ^	871,074
		2,699,152
	Gas - 1.6%
8,791	Atmos Energy Corporation^	931,758
	Hand/Machine Tools - 1.5%
5,922	Stanley Black & Decker, Inc.^	907,961
	Healthcare-Products - 3.1%
9,151	Abbott Laboratories^	920,957
9,398	Medtronic plc^	906,719
		1,827,676
	Home Furnishings - 1.7%
25,202	Leggett & Platt, Inc.^	1,010,348

	Household Products/Wares - 3.2%
3,988	Clorox Company^	943,202
6,146	Kimberly-Clark Corporation^	934,438
		1,877,640
	Insurance - 4.4%
24,626	Aflac, Inc.^	875,947
6,712	Chubb, Ltd.^	854,035
10,879	Cincinnati Financial Corporation^	847,800
		2,577,782
	Iron/Steel - 1.5%
21,132	Nucor Corporation^	886,487
	Machinery-Construction & Mining - 1.5%
6,582	Caterpillar, Inc.^	874,616
	Machinery-Diversified - 3.2%
8,582	Dover Corporation^	883,345
15,577	Otis Worldwide Corporation^	977,301
		1,860,646
	Miscellaneous Manufacturing - 4.5%
5,665	3M Company^	852,412
17,648	A.O. Smith Corporation^	849,575
4,900	Illinois Tool Works, Inc.^	906,451
		2,608,438
	Oil & Gas - 2.9%
10,047	Chevron Corporation^	843,345
20,850	Exxon Mobil Corporation^	877,368
		1,720,713
	Packaging & Containers - 1.5%
84,864	Amcor plc^	874,099
	Pharmaceuticals - 6.1%
9,324	AbbVie, Inc.^	884,941
3,330	Becton Dickinson and Company^	936,862
16,027	Cardinal Health, Inc. ^	875,395
6,113	Johnson & Johnson^	891,031
		3,588,229
	Real Estate - 4.8%
4,229	Essex Property Trust, Inc.^	933,509
12,406	Federal Realty Investment Trust^	946,578
15,770	Realty Income Corporation^	946,989
		2,827,076
	Retail - 9.3%
10,215	Genuine Parts Company^	920,882
6,159	Lowe’s Companies, Inc. ^	917,137
4,557	McDonald’s Corporation^	885,334
7,320	Target Corporation^	921,442
22,352	Walgreens Boots Alliance, Inc.^	909,950
6,900	Walmart, Inc.^	892,860
		5,447,605
	Savings & Loans - 1.4%
75,458	People’s United Financial, Inc.^	814,192
	Telecommunications - 1.5%
30,622	AT&T, Inc.^	905,799
	Transportation - 1.6%
11,292	Expeditors International of Washington, Inc.^	954,287
	TOTAL COMMON STOCKS (Cost $54,716,968)	58,631,226

	SHORT-TERM INVESTMENTS - 0.1%
37,612	First American Treasury Obligations Fund - Class X, 0.07%*	37,612
	TOTAL SHORT-TERM INVESTMENTS (Cost $37,612)	37,612
	TOTAL INVESTMENTS - 100.0% (Cost $54,754,580)	58,668,838
	Liabilities in Excess of Other Assets - 0.0% +	(26,854)
	NET ASSETS - 100.0%	$58,641,984

Percentages are stated as a percent of net assets.
^	All or a portion of this security is held as collateral for the options written. At July 31, 2020, the value of these securities amount to $2,927,612 or 5.0% of net assets.
*	Rate shown is the annualized seven-day yield as of July 31, 2020.
+	Represents less than 0.05% of net assets.

Cboe Vest S&P 500 Dividend Aristocrats Target Income ETF
Schedule of Options Written
July 31, 2020 (Unaudited)
Contracts (100 shares per contract)	Description	Notional Amount	Value
	CALL OPTIONS WRITTEN- (0.2)% (a)
3	3M Company, Expires 8/21/2020, Exercise Price $160.00	$(45,141)	$(216)
9	A.O. Smith Corporation, Expires 8/21/2020, Exercise Price $50.00	(43,326)	(472)
5	Abbott Laboratories, Expires 8/21/2020, Exercise Price $100.00	(50,320)	(1,452)
5	AbbVie, Inc., Expires 8/21/2020, Exercise Price $100.00	(47,455)	(315)
13	Aflac, Inc., Expires 8/21/2020, Exercise Price $37.50	(46,241)	(390)
2	Air Products & Chemicals, Inc., Expires 8/21/2020, Exercise Price $290.00	(57,326)	(1,030)
5	Albemarle Corporation, Expires 8/21/2020, Exercise Price $90.00	(41,230)	(587)
42	Amcor plc, Expires 8/21/2020, Exercise Price $11.00	(43,260)	(630)
11	Archer-Daniels-Midland Company, Expires 8/21/2020, Exercise Price $41.00	(47,113)	(2,557)
15	AT&T, Inc., Expires 8/21/2020, Exercise Price $30.00	(44,370)	(608)
5	Atmos Energy Corporation, Expires 8/21/2020, Exercise Price $100.00	(52,995)	(3,725)
3	Automatic Data Processing, Inc., Expires 8/21/2020, Exercise Price $150.00	(39,873)	(52)
2	Becton Dickinson and Company, Expires 8/21/2020, Exercise Price $270.00	(56,268)	(2,950)
9	Cardinal Health, Inc., Expires 8/21/2020, Exercise Price $52.50	(49,158)	(3,195)
17	Carrier Global Corporation, Expires 8/21/2020, Exercise Price $27.00	(46,308)	(2,125)
3	Caterpillar, Inc., Expires 8/21/2020, Exercise Price $135.00	(39,864)	(880)
5	Chevron Corporation, Expires 8/21/2020, Exercise Price $87.50	(41,970)	(630)
3	Chubb, Ltd., Expires 8/21/2020, Exercise Price $135.00	(38,172)	(308)
6	Cincinnati Financial Corporation, Expires 8/21/2020, Exercise Price $75.00	(46,758)	(2,820)
2	Cintas Corporation, Expires 8/21/2020, Exercise Price $280.00	(60,374)	(4,820)
2	Clorox Company, Expires 8/21/2020, Exercise Price $230.00	(47,302)	(2,620)
10	Coca-Cola Company, Expires 8/21/2020, Exercise Price $47.50	(47,240)	(845)
6	Colgate-Palmolive Company, Expires 8/21/2020, Exercise Price $75.00	(46,320)	(1,614)
6	Consolidated Edison, Inc., Expires 8/21/2020, Exercise Price $75.00	(46,098)	(1,680)
4	Dover Corporation, Expires 8/21/2020, Exercise Price $105.00	(41,172)	(1,230)
2	Ecolab, Inc., Expires 8/21/2020, Exercise Price $210.00	(37,416)	(65)
7	Emerson Electric Company, Expires 8/21/2020, Exercise Price $62.50	(43,407)	(1,120)
2	Essex Property Trust, Inc., Expires 8/21/2020, Exercise Price $220.00	(44,148)	(1,630)
6	Expeditors International of Washington, Inc., Expires 8/21/2020, Exercise Price $80.00	(50,706)	(3,720)
11	Exxon Mobil Corporation, Expires 8/21/2020, Exercise Price $42.50	(46,288)	(1,067)
6	Federal Realty Investment Trust, Expires 8/21/2020, Exercise Price $80.00	(45,780)	(1,635)
22	Franklin Resources, Inc., Expires 8/21/2020, Exercise Price $20.00	(46,310)	(3,080)
3	General Dynamics Corporation, Expires 8/21/2020, Exercise Price $150.00	(44,022)	(870)
5	Genuine Parts Company, Expires 8/21/2020, Exercise Price $87.50,	(45,075)	(2,075)
9	Hormel Foods Corporation, Expires 8/21/2020, Exercise Price $50.00	(45,774)	(1,260)
3	Illinois Tool Works, Inc., Expires 8/21/2020, Exercise Price $180.00	(55,497)	(2,340)
3	Johnson & Johnson, Expires 8/21/2020, Exercise Price $150.00	(43,728)	(345)
3	Kimberly-Clark Corporation, Expires 8/21/2020, Exercise Price $145.00	(45,612)	(2,340)
12	Leggett & Platt, Inc., Expires 8/21/2020, Exercise Price $35.00	(48,108)	(6,780)
2	Linde plc, Expires 8/21/2020, Exercise Price $240.00	(49,022)	(1,840)
3	Lowe’s Companies, Inc., Expires 8/21/2020, Exercise Price $145.00	(44,673)	(2,190)
2	McCormick & Company, Inc., Expires 8/21/2020, Exercise Price $190.00	(38,980)	(1,440)
2	McDonald’s Corporation, Expires 8/21/2020, Exercise Price $190.00	(38,856)	(1,355)
5	Medtronic plc, Expires 8/21/2020, Exercise Price $100.00	(48,240)	(495)
11	Nucor Corporation, Expires 8/21/2020, Exercise Price $42.50	(46,145)	(1,293)
8	Otis Worldwide Corporation, Expires 8/21/2020, Exercise Price $60.00	(50,192)	(2,760)
11	Pentair plc, Expires 8/21/2020, Exercise Price $40.00	(47,135)	(4,015)
40	People’s United Financial, Inc., Expires 8/21/2020, Exercise Price $11.00	(43,160)	(1,300)
3	PepsiCo, Inc., Expires 8/21/2020, Exercise Price $135.00	(41,298)	(1,268)
4	PPG Industries, Inc., Expires 8/21/2020, Exercise Price $110.00	(43,060)	(790)
4	Procter & Gamble Company, Expires 8/21/2020, Exercise Price $125.00	(52,448)	(2,770)
7	Raytheon Technologies Corporation, Expires 8/21/2020, Exercise Price $60.00	(39,676)	(508)

8	Realty Income Corporation, Expires 8/21/2020, Exercise Price $57.50	(48,040)	(2,720)
1	Roper Technologies, Inc., Expires 8/21/2020, Exercise Price $410.00	(43,245)	(2,545)
1	S&P Global, Inc., Expires 8/21/2020, Exercise Price $350.00	(35,025)	(965)
1	Sherwin-Williams Company, Expires 8/21/2020, Exercise Price $610.00	(64,792)	(4,180)
3	Stanley Black & Decker, Inc., Expires 8/21/2020, Exercise Price $155.00	(45,996)	(1,455)
8	Sysco Corporation, Expires 8/21/2020, Exercise Price $55.00	(42,280)	(1,280)
3	T. Rowe Price Group, Inc., Expires 8/21/2020, Exercise Price $135.00	(41,430)	(1,710)
4	Target Corporation, Expires 8/21/2020, Exercise Price $120.00	(50,352)	(3,030)
8	V.F. Corporation, Expires 8/21/2020, Exercise Price $60.00	(48,288)	(2,100)
11	Walgreens Boots Alliance, Inc., Expires 8/21/2020, Exercise Price $42.50	(44,781)	(594)
3	Walmart, Inc., Expires 8/21/2020, Exercise Price $130.00	(38,820)	(923)
1	W.W. Grainger, Inc., Expires 8/21/2020, Exercise Price $330.00	(34,153)	(1,560)
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $130,112)		$(111,164)

(a)	Exchange-Traded

Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the  best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, liquidity of markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$58,631,226	$-	$-	$58,631,226
Short-Term Investments	37,612	-	-	37,612
Total Investments in Securities	$58,668,838	$-	$-	$58,668,838

^See Schedule of Investments for breakout of investments by industry classification.

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$-	$111,164	$-	$111,164
Total Call Options Written	$-	$111,164	$-	$111,164

For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.